Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Jul. 29, 2013
(Optimum Large Cap Growth Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 728
Expense Example, with Redemption, 3 Years	1,057
Expense Example, with Redemption, 5 Years	1,408
Expense Example, with Redemption, 10 Years	2,394
(Optimum Large Cap Growth Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	628
Expense Example, with Redemption, 3 Years	984
Expense Example, with Redemption, 5 Years	1,442
Expense Example, with Redemption, 10 Years	2,450
(Optimum Large Cap Growth Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	328
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	1,217
Expense Example, with Redemption, 10 Years	2,613
(Optimum Large Cap Growth Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	699
Expense Example, with Redemption, 10 Years	1,543
(Optimum Large Cap Value Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	724
Expense Example, with Redemption, 3 Years	1,044
Expense Example, with Redemption, 5 Years	1,387
Expense Example, with Redemption, 10 Years	2,352
(Optimum Large Cap Value Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	623
Expense Example, with Redemption, 3 Years	971
Expense Example, with Redemption, 5 Years	1,421
Expense Example, with Redemption, 10 Years	2,408
(Optimum Large Cap Value Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	696
Expense Example, with Redemption, 5 Years	1,196
Expense Example, with Redemption, 10 Years	2,572
(Optimum Large Cap Value Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	1,496
(Optimum Small-Mid Cap Growth Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	745
Expense Example, with Redemption, 3 Years	1,156
Expense Example, with Redemption, 5 Years	1,592
Expense Example, with Redemption, 10 Years	2,797
(Optimum Small-Mid Cap Growth Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	571
Expense Example, with Redemption, 3 Years	1,017
Expense Example, with Redemption, 5 Years	1,564
Expense Example, with Redemption, 10 Years	2,799
(Optimum Small-Mid Cap Growth Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	346
Expense Example, with Redemption, 3 Years	813
Expense Example, with Redemption, 5 Years	1,406
Expense Example, with Redemption, 10 Years	3,012
(Optimum Small-Mid Cap Growth Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	509
Expense Example, with Redemption, 5 Years	898
Expense Example, with Redemption, 10 Years	1,986
(Optimum Small-Mid Cap Value Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	743
Expense Example, with Redemption, 3 Years	1,140
Expense Example, with Redemption, 5 Years	1,561
Expense Example, with Redemption, 10 Years	2,731
(Optimum Small-Mid Cap Value Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	568
Expense Example, with Redemption, 3 Years	999
Expense Example, with Redemption, 5 Years	1,533
Expense Example, with Redemption, 10 Years	2,732
(Optimum Small-Mid Cap Value Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	343
Expense Example, with Redemption, 3 Years	796
Expense Example, with Redemption, 5 Years	1,375
Expense Example, with Redemption, 10 Years	2,947
(Optimum Small-Mid Cap Value Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	865
Expense Example, with Redemption, 10 Years	1,913
(Optimum International Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	743
Expense Example, with Redemption, 3 Years	1,112
Expense Example, with Redemption, 5 Years	1,505
Expense Example, with Redemption, 10 Years	2,603
(Optimum International Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	568
Expense Example, with Redemption, 3 Years	970
Expense Example, with Redemption, 5 Years	1,475
Expense Example, with Redemption, 10 Years	2,602
(Optimum International Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	343
Expense Example, with Redemption, 3 Years	767
Expense Example, with Redemption, 5 Years	1,317
Expense Example, with Redemption, 10 Years	2,819
(Optimum International Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,772
(Optimum Fixed Income Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	581
Expense Example, with Redemption, 3 Years	869
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	2,050
(Optimum Fixed Income Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	603
Expense Example, with Redemption, 3 Years	863
Expense Example, with Redemption, 5 Years	1,249
Expense Example, with Redemption, 10 Years	2,209
(Optimum Fixed Income Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	638
Expense Example, with Redemption, 5 Years	1,099
Expense Example, with Redemption, 10 Years	2,375
(Optimum Fixed Income Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	$ 1,278